CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net loss	$ (72,235,840)	$ (266,555,527)	$ (37,820,242)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	6,197,195	(2,984,550)	1,183,743
Comprehensive loss	(66,038,645)	(269,540,077)	(36,636,499)
Less: comprehensive loss attributable to non-controlling interests	(209,319)	(135)	(149)
Comprehensive loss attributable to Trina Solar Limited	$ (65,829,326)	$ (269,539,942)	$ (36,636,350)